EQUITY - Non-wholly Owned Subsidiaries that Have Material Non-controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests	$ 63	$ 181	$ 7
Non-controlling interests	1,962	2,022
Current assets	28,616	32,475
Non-current assets	59,292	58,774
Total assets	87,908	91,249
Current liabilities	21,287	23,455
Non-current liabilities	26,138	23,686
Profit (loss) from continuing operations	(2,391)	5,330	4,575
Total comprehensive income (loss)	(3,015)	3,755	8,658
Net cash provided by / (used in) operating activities	6,017	4,196	4,563
Net cash provided by / (used in) investing activities	(3,824)	(3,759)	(2,830)
Net cash provided by / (used in) financing activities	514	(689)	(1,731)
Impact of currency movements on cash	(22)	(140)	58
Cash and cash equivalents:
At the beginning of the year	2,172	2,574	2,501
At the end of the year	4,867	2,172	2,574
Dividend to non-controlling interests	(129)	(119)	(141)
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests	63	181	7
Non-controlling interests	$ 1,962	$ 2,022
AMSA
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights	30.78%	30.78%
Net income attributable to non-controlling interests	$ (98)	$ 29	(124)
Non-controlling interests	74	170
Current assets	997	1,307
Non-current assets	618	672
Total assets	1,615	1,979
Current liabilities	907	1,056
Non-current liabilities	468	372
Total net assets	240	551
Revenue	2,864	3,440	2,926
Profit (loss) from continuing operations	(319)	95	(403)
Total comprehensive income (loss)	(312)	(40)	(421)
Net cash provided by / (used in) operating activities	(35)	69	(119)
Net cash provided by / (used in) investing activities	(79)	132	(193)
Net cash provided by / (used in) financing activities	97	(260)	330
Impact of currency movements on cash	5	(10)	13
Cash and cash equivalents:
At the beginning of the year	72	141	110
At the end of the year	60	72	141
Dividend to non-controlling interests	$ 0	$ 0	0
Sonasid
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights	67.57%	67.57%
Net income attributable to non-controlling interests	$ 0	$ 2	3
Non-controlling interests	$ 103	107
Proportion of ownership interest in subsidiary	32.43%
Current assets	$ 188	194
Non-current assets	102	100
Total assets	290	294
Current liabilities	101	106
Non-current liabilities	39	34
Total net assets	150	154
Revenue	366	396	371
Profit (loss) from continuing operations	(1)	4	6
Total comprehensive income (loss)	0	5	4
Net cash provided by / (used in) operating activities	9	22	(7)
Net cash provided by / (used in) investing activities	(5)	(5)	(3)
Net cash provided by / (used in) financing activities	(6)	0	(4)
Impact of currency movements on cash	0	0	1
Cash and cash equivalents:
At the beginning of the year	55	38	51
At the end of the year	53	55	38
Dividend to non-controlling interests	$ (4)	$ 0	(2)
Sonasid | Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	64.86%
PJSC ArcelorMittal Kryvyi Rih
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights	4.87%	4.87%
Net income attributable to non-controlling interests	$ (5)	$ 15	10
Non-controlling interests	185	182
Current assets	1,557	1,408
Non-current assets	3,530	2,947
Total assets	5,087	4,355
Current liabilities	1,130	535
Non-current liabilities	446	308
Total net assets	3,511	3,512
Revenue	2,420	2,497	2,486
Profit (loss) from continuing operations	(100)	340	209
Total comprehensive income (loss)	(141)	331	210
Net cash provided by / (used in) operating activities	163	313	194
Net cash provided by / (used in) investing activities	(270)	(346)	(234)
Net cash provided by / (used in) financing activities	68	50	0
Impact of currency movements on cash	8	(4)	(2)
Cash and cash equivalents:
At the beginning of the year	73	60	102
At the end of the year	42	73	60
Dividend to non-controlling interests	$ 0	$ 0	0
Belgo Bekaert Arames (BBA)
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights	45.00%	45.00%
Net income attributable to non-controlling interests	$ 28	$ 28	25
Non-controlling interests	141	136
Current assets	225	240
Non-current assets	148	158
Total assets	373	398
Current liabilities	98	109
Non-current liabilities	14	28
Total net assets	261	261
Revenue	761	771	698
Profit (loss) from continuing operations	63	59	52
Total comprehensive income (loss)	64	62	52
Net cash provided by / (used in) operating activities	76	47	63
Net cash provided by / (used in) investing activities	(12)	(14)	(9)
Net cash provided by / (used in) financing activities	(62)	(27)	(61)
Impact of currency movements on cash	0	0	0
Cash and cash equivalents:
At the beginning of the year	11	5	12
At the end of the year	13	11	5
Dividend to non-controlling interests	$ (18)	$ (18)	(26)
Hera Ermac
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights	0.00%	0.00%
Net income attributable to non-controlling interests	$ 0	$ 0	0
Non-controlling interests	801	797
Current assets	905	251
Non-current assets	1,193	2,492
Total assets	2,098	2,743
Current liabilities	298	84
Non-current liabilities	76	335
Total net assets	1,724	2,324
Revenue	0	0	0
Profit (loss) from continuing operations	144	(555)	1,130
Total comprehensive income (loss)	144	(555)	1,130
Net cash provided by / (used in) operating activities	857	38	(12)
Net cash provided by / (used in) investing activities	(114)	(38)	12
Net cash provided by / (used in) financing activities	(743)	0	0
Impact of currency movements on cash	0	0	0
Cash and cash equivalents:
At the beginning of the year	0	0	0
At the end of the year	0	0	0
Dividend to non-controlling interests	$ 0	$ 0	0
AMMC
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights	15.00%	15.00%
Net income attributable to non-controlling interests	$ 114	$ 91	91
Non-controlling interests	486	484
Current assets	1,434	1,144
Non-current assets	3,083	3,113
Total assets	4,517	4,257
Current liabilities	457	331
Non-current liabilities	591	539
Total net assets	3,469	3,387
Revenue	2,655	2,396	1,943
Profit (loss) from continuing operations	766	636	617
Total comprehensive income (loss)	761	642	613
Net cash provided by / (used in) operating activities	1,045	735	947
Net cash provided by / (used in) investing activities	(332)	(134)	(301)
Net cash provided by / (used in) financing activities	(683)	(579)	(656)
Impact of currency movements on cash	0	0	0
Cash and cash equivalents:
At the beginning of the year	180	158	168
At the end of the year	210	180	158
Dividend to non-controlling interests	$ (102)	$ (87)	(98)
Arceo
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights	62.86%	62.86%
Net income attributable to non-controlling interests	$ 3	$ 4	4
Non-controlling interests	154	158
Current assets	129	93
Non-current assets	122	166
Total assets	251	259
Current liabilities	1	2
Non-current liabilities	1	1
Total net assets	249	256
Revenue	0	0	0
Profit (loss) from continuing operations	5	6	6
Total comprehensive income (loss)	5	6	6
Net cash provided by / (used in) operating activities	9	10	10
Net cash provided by / (used in) investing activities	17	14	3
Net cash provided by / (used in) financing activities	(7)	(9)	(8)
Impact of currency movements on cash	0	(1)	1
Cash and cash equivalents:
At the beginning of the year	27	13	7
At the end of the year	46	27	13
Dividend to non-controlling interests	$ (5)	$ (7)	(5)
ArcelorMittal Liberia Ltd
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights	15.00%	15.00%
Net income attributable to non-controlling interests	$ 18	$ (2)	(11)
Non-controlling interests	(250)	(268)
Current assets	155	113
Non-current assets	123	114
Total assets	278	227
Current liabilities	1,739	1,816
Non-current liabilities	46	41
Total net assets	(1,507)	(1,630)
Revenue	257	132	56
Profit (loss) from continuing operations	115	(12)	(71)
Total comprehensive income (loss)	115	(12)	(71)
Net cash provided by / (used in) operating activities	84	(18)	(69)
Net cash provided by / (used in) investing activities	(18)	(29)	(63)
Net cash provided by / (used in) financing activities	(65)	47	132
Impact of currency movements on cash	0	0	0
Cash and cash equivalents:
At the beginning of the year	0	0	0
At the end of the year	1	0	0
Dividend to non-controlling interests	0	0	0
Other
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests	3	14	$ 9
Non-controlling interests	$ 268	$ 256
Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%